SALE OF MINORITY INTEREST AND OTHER DISPOSITIONS (Narrative) (Details) $ / shares in Units, $ in Millions, $ in Millions						1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 11, 2018 CAD ($)	Nov. 13, 2018 USD ($) MW	Oct. 25, 2018 CAD ($) $ / shares	Jun. 22, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 13, 2018
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from non-controlling interest recorded as contributed surplus										$ 3.0
Gains (losses) from sale of assets									$ (10.6)	(2.7)
AltaGas Canada [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Pretax provision									193.7
Proceeds from sale of shares				$ 892.2
Gains (losses) from sale of assets									$ (0.5)
AltaGas Canada [Member] | Northwest Hydro Facilities [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Noncontrolling ownership interest	10.00%								10.00%
AltaGas Canada [Member] | IPO [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Sale price of shares | $ / shares				$ 14.50
Ownership interest after transaction	37.00%
Northwest Hydro Facilities [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Equity method investment, ownership interest											55.00%
Proceeds from asset dispositions					$ 921.6
Noncontrolling interest increase								$ 420.4
Proceeds from non-controlling interest recorded as deferred tax labilities								153.3
Proceeds from non-controlling interest recorded as contributed surplus								$ 335.2
Northwest Hydro Facilities [Member] | Sale of Minority Interest and Other Dispositions [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Equity method investment, ownership interest					35.00%
San Joaquin Facilities [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from asset dispositions			$ 299.4
Pretax provision									$ 340.6
Gains (losses) from sale of assets									(14.4)
Power capacity | MW			523
Busch Ranch [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from asset dispositions		$ 16.3
Gains (losses) from sale of assets									(3.2)
Certent Non-Core Gas Facilities [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from asset dispositions						$ 7.0
Gains (losses) from sale of assets									$ 1.3
EDS And JFP Transmission Assets [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from asset dispositions							$ 67.0
Gains (losses) from sale of assets										$ (3.4)